Receivables (Tables)	9 Months Ended
Sep. 30, 2021
Receivables
Schedule of receivables

	September 30, 2021	December 31, 2020
Trade receivable	$5,313	$—
GST receivable	180,632	49,385
Interest receivable	79	162,316
Other receivables	147,248	1,645
	$333,272	$213,346